Description of Organization and Business Operations (Details) - USD ($)		4 Months Ended
	Dec. 10, 2020	Dec. 31, 2020
Description of Organization and Business Operations (Textual)
Transaction costs		$ 16,242,914
Underwriting fees		5,750,000
Deferred underwriting fees		10,062,500
Other offering costs		$ 430,414
Initial public offering, description		The closing of the Initial Public Offering on December 10, 2020, an amount of $287,500,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), and invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act, with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below.
Fair market value percentage		80.00%
Percentage of outstanding voting securities		50.00%
Description of business combination within the combination period		If the Company is unable to complete a Business Combination by December 10, 2022 (the “Combination Period”), the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account, including interest earned on the funds held in the Trust Account and not previously released to us to pay taxes (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations under Delaware law to provide for claims of creditors and the requirements of applicable law. The underwriter has agreed to waive its rights to the deferred underwriting commission held in the Trust Account in the event the Company does not complete a Business Combination within the Combination Period and, in such event, such amounts will be included with the funds held in the Trust Account that will be available to fund the redemption of the Public Shares. In the event of such distribution, it is possible that the per share value of the assets remaining available for distribution will be less than the Initial Public Offering price per Unit ($10.00).
Business combination agreement description		The Sponsor has agreed that it will be liable to the Company if and to the extent any claims by a third party for services rendered or products sold to the Company, or a prospective target business with which the Company has entered into a written letter of intent, confidentiality or similar agreement or Business Combination agreement, reduce the amount of funds in the Trust Account to below the lesser of (i) $10.00 per Public Share and (ii) the actual amount per Public Share held in the Trust Account as of the day of liquidation of the Trust Account, if less than $10.00 per share due to reductions in the value of the trust assets, less taxes payable, provided that such liability will not apply to any claims by a third party or prospective target business who executed a waiver of any and all rights to monies held in the Trust Account (whether or not such waiver is enforceable) nor will it apply to any claims under the Company’s indemnity of the underwriter of the Initial Public Offering against certain liabilities, including liabilities under the Securities Act of 1933, as amended (the “Securities Act”).
Amount in operating bank accounts		$ 780,292
Securities held in the trust account		287,491,254
Working capital		1,445,281
Franchise taxes		$ 23,624
IPO [Member]
Description of Organization and Business Operations (Textual)
Gross proceeds	$ 287,500,000
Number of units issued in transaction (in Shares)		28,750,000
IPO [Member] | Common Class A [Member]
Description of Organization and Business Operations (Textual)
Shares issued (in Shares)	28,750,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Textual)
Share price (in Dollars per share)		$ 10.00
Number of units issued in transaction (in Shares)		3,750,000
Over-Allotment Option [Member] | UnderwritersMember
Description of Organization and Business Operations (Textual)
Shares issued (in Shares)	3,750,000
Share price (in Dollars per share)	$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Textual)
Share price (in Dollars per share)		$ 1.50
Gross proceeds		$ 7,750,000
Number of units issued in transaction (in Shares)		5,166,667
Net tangible assets		$ 5,000,001